Intangible Assets - Additional Information (Details) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	S/ 30,222	S/ 21,262
Software, SAP Licenses and Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	18,985	17,793
Service concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	1,123	855
Health Platforms [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	S/ 798	S/ 2,614